Leases (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Right-of-use assets - finance lease	$ 88,249		$ 16,357	$ 15,819
Finance Lease, Liability, Current	4,312		0
Finance lease, liabilities (noncurrent)	83,315		17,769	16,361
Total finance lease liabilities	$ 87,627	$ 17,769	$ 17,769	$ 16,361		$ 87,627
Weighted-average remaining lease term - finance leases	36 years		35 years	36 years
Weighted-average discount rate - finance leases	5.54%		5.30%	5.65%
Amortization of right-of-use assets	$ 116	102	$ 445	$ 542	$ 0
Interest on lease liabilities	241	226	933	782	0
Total lease cost	357	328	1,378	1,324	0
Operating cash outflows from finance leases	2,100	0	600	300	0
2024			891			1,687
2025			909			4,446
2026			927			4,535
2027			945			4,625
2028			965			4,718
Thereafter			39,958			315,194
Less: Imputed interest			26,826			247,578
Present value of lease liabilities	87,627	17,769	17,769	16,361		$ 87,627
Total lease revenue	533	401	1,537	1,134	1,439
Gross assets	4,341	4,341	4,341	4,334
Less: Accumulated depreciation	1,264	1,222	(1,222)	(1,060)
Net assets	3,077	3,119	3,119	3,274
2024	408		544
2025	553		553
2026	554		554
2027	554		554
2028	354		354
Thereafter	891		891
Total	3,314		3,450
Indianapolis Power And Light Company
Lessee, Lease, Description [Line Items]
Right-of-use assets - finance lease	88,249	16,357	16,357	15,819
Finance Lease, Liability, Current	4,312	0
Finance lease, liabilities (noncurrent)	83,315	17,769	17,769	16,361
Total finance lease liabilities	$ 87,627	$ 17,769	$ 17,769	$ 16,361
Weighted-average remaining lease term - finance leases	36 years	35 years	35 years	36 years
Weighted-average discount rate - finance leases	5.54%	5.30%	530.00%	565.00%
Amortization of right-of-use assets	$ 116	$ 102	$ 445	$ 542	0
Interest on lease liabilities	241	226	933	782	0
Total lease cost	357	328	1,378	1,324	0
Operating cash outflows from finance leases	2,100	0	600
2024	1,687
2025	4,446		909
2026	4,535		927
2027	4,625		945
2028	4,718		965
Thereafter	315,194		39,958
Total	335,205
Less: Imputed interest	(247,578)		26,826
Present value of lease liabilities	87,627	17,769	17,769	16,361
Total lease revenue	533	401	1,537	1,134	$ 1,439
Gross assets	4,341	4,341	4,341	4,334
Less: Accumulated depreciation	(1,264)	(1,222)	1,222	1,060
Net assets	3,077	$ 3,119	3,119	$ 3,274
2024	408		544
2025	553		553
2026	554		554
2027	554		554
2028	354		354
Thereafter	891		891
Total	$ 3,314		$ 3,450